Document and Entity Information	Total
Risk/Return:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2019
Registrant Name	CALVERT WORLD VALUES FUND INC
Central Index Key	0000884110
Amendment Flag	false
Document Creation Date	Jan. 28, 2020
Document Effective Date	Feb. 01, 2020
Prospectus Date	Feb. 01, 2020
Entity Inv Company Type	N-1A
Calvert Emerging Markets Equity Fund | Class A
Risk/Return:
Trading Symbol	CVMAX
Calvert Emerging Markets Equity Fund | Class C
Risk/Return:
Trading Symbol	CVMCX
Calvert Emerging Markets Equity Fund | Class I
Risk/Return:
Trading Symbol	CVMIX
Calvert Emerging Markets Equity Fund | Class R6
Risk/Return:
Trading Symbol	CVMRX
Calvert International Equity Fund | Class A
Risk/Return:
Trading Symbol	CWVGX
Calvert International Equity Fund | Class C
Risk/Return:
Trading Symbol	CWVCX
Calvert International Equity Fund | Class I
Risk/Return:
Trading Symbol	CWVIX
Calvert International Equity Fund | Class R6
Risk/Return:
Trading Symbol	CIESX
Calvert International Opportunities Fund | Class A
Risk/Return:
Trading Symbol	CIOAX
Calvert International Opportunities Fund | Class C
Risk/Return:
Trading Symbol	COICX
Calvert International Opportunities Fund | Class I
Risk/Return:
Trading Symbol	COIIX
Calvert International Opportunities Fund | Class R6
Risk/Return:
Trading Symbol	COIRX
Calvert Mid-Cap Fund | Class A
Risk/Return:
Trading Symbol	CCAFX
Calvert Mid-Cap Fund | Class C
Risk/Return:
Trading Symbol	CCACX
Calvert Mid-Cap Fund | Class I
Risk/Return:
Trading Symbol	CCPIX